Effects of Foreign Currency Forward Contracts Not Designated as Cash flow Hedges (Detail) (Not Designated as Hedging Instrument, Foreign Currency Forward Contract, USD $)
In Thousands, unless otherwise specified
6 Months Ended
Jun. 30, 2013
Not Designated as Hedging Instrument | Foreign Currency Forward Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other income (expense)	$ 20